Share capital (Narrative) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Disclosure of classes of share capital [line items]
Private placements of shares for cash	$ 181,997	$ 840,564	$ 425,789
Private placements of shares for cash (Shares)	5,012,450	17,573,429	10,996,994
Shares issued on settlement of accounts payable	$ 22,460	$ 0	$ 24,826
Shares issued on settlement of accounts payable (Shares)	413,674	0	365,094
Special redeemable voting preference shares [Member]
Disclosure of classes of share capital [line items]
Number of shares authorized	2,000,000